LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

11.	LEASES

As of December 31, 2020, the Company leased in two vessels (2019: three vessels) from SFL and no vessels (2019: five) from Trafigura on time charters classified as finance leases, see Note 19. for further details.

The Company leased in two vessels (2019: two vessels) from a third party on time charters classified as operating leases. The initial two-year terms of the leases, which ended in April 2020, were extended for an additional year. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the year end December 31, 2020, the Company has recorded the non-lease component of $6.7 million (2019: $6.6 million) within Ship operating expenses and has recognized the lease component of $9.6 million (2019: $8.5 million) within Charter hire expense within the Consolidated Statement of Operations.

The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. In the year end December 31, 2020, rental expense for office premises of $2.5 million (2019: $2.7 million) is recorded in Administrative expenses in the Consolidated Statement of Operations.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

Total expense for operating leases was $12.1 million, $11.2 million and $23.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. Cash paid for amounts included in operating lease liabilities was $12.1 million (2019: $10.8 million) in the year ended December 31, 2020. The weighted-average discount rate based on the Company's incremental borrowing rate, or IBR, in relation to the operating leases was 3.5% (2019: 3.9%) for the year ended December 31, 2020 and the weighted-average remaining lease term was three years (2019: four years) as of December 31, 2020.

Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters at December 31, 2020 (2019: one LR2 tanker and one Suezmax tanker). Two Suezmax tankers were on fixed rate time charters with profit share clauses at December 31, 2019 and were terminated in the year ended December 31, 2020. In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases did not commence until closing of the transaction which took place on March 16, 2020. See Note 5 for further details. The minimum future revenues to be received under our fixed rate contracts as of December 31, 2020 are as follows:

(in thousands of $)
2021	63,613
2022	28,968
2023	—
2024	—
2025	—
Thereafter	—
Total minimum lease payments	92,581

The minimum future revenues to be received under our fixed rate contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Operations, which solely relates to leasing revenues.
There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties under time charters as of December 31, 2020 were $509.5 million and $49.4 million, respectively, and as of December 31, 2019 were $239.4 million and $47.8 million, respectively.

Contingent rental income
The Company recognized profit share income of $2.8 million in the year ended December 31, 2020 in relation to the two Suezmax tankers on fixed rate time charters with profit sharing clauses, which were both terminated in the year. In addition, the Company recognized profit share income of $6.9 million in relation to the five time charters to Trafigura from closing of the transaction until December 31, 2020.

LEASES

11.	LEASES

As of December 31, 2020, the Company leased in two vessels (2019: three vessels) from SFL and no vessels (2019: five) from Trafigura on time charters classified as finance leases, see Note 19. for further details.

The Company leased in two vessels (2019: two vessels) from a third party on time charters classified as operating leases. The initial two-year terms of the leases, which ended in April 2020, were extended for an additional year. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the year end December 31, 2020, the Company has recorded the non-lease component of $6.7 million (2019: $6.6 million) within Ship operating expenses and has recognized the lease component of $9.6 million (2019: $8.5 million) within Charter hire expense within the Consolidated Statement of Operations.

The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. In the year end December 31, 2020, rental expense for office premises of $2.5 million (2019: $2.7 million) is recorded in Administrative expenses in the Consolidated Statement of Operations.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

Total expense for operating leases was $12.1 million, $11.2 million and $23.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. Cash paid for amounts included in operating lease liabilities was $12.1 million (2019: $10.8 million) in the year ended December 31, 2020. The weighted-average discount rate based on the Company's incremental borrowing rate, or IBR, in relation to the operating leases was 3.5% (2019: 3.9%) for the year ended December 31, 2020 and the weighted-average remaining lease term was three years (2019: four years) as of December 31, 2020.

Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters at December 31, 2020 (2019: one LR2 tanker and one Suezmax tanker). Two Suezmax tankers were on fixed rate time charters with profit share clauses at December 31, 2019 and were terminated in the year ended December 31, 2020. In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases did not commence until closing of the transaction which took place on March 16, 2020. See Note 5 for further details. The minimum future revenues to be received under our fixed rate contracts as of December 31, 2020 are as follows:

(in thousands of $)
2021	63,613
2022	28,968
2023	—
2024	—
2025	—
Thereafter	—
Total minimum lease payments	92,581

The minimum future revenues to be received under our fixed rate contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Operations, which solely relates to leasing revenues.
There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties under time charters as of December 31, 2020 were $509.5 million and $49.4 million, respectively, and as of December 31, 2019 were $239.4 million and $47.8 million, respectively.

Contingent rental income
The Company recognized profit share income of $2.8 million in the year ended December 31, 2020 in relation to the two Suezmax tankers on fixed rate time charters with profit sharing clauses, which were both terminated in the year. In addition, the Company recognized profit share income of $6.9 million in relation to the five time charters to Trafigura from closing of the transaction until December 31, 2020.

LEASES

11.	LEASES

As of December 31, 2020, the Company leased in two vessels (2019: three vessels) from SFL and no vessels (2019: five) from Trafigura on time charters classified as finance leases, see Note 19. for further details.

The Company leased in two vessels (2019: two vessels) from a third party on time charters classified as operating leases. The initial two-year terms of the leases, which ended in April 2020, were extended for an additional year. The Company has allocated the consideration due under the operating leases between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels, which include the provision of crewing, vessel insurance, repairs and maintenance and lubes. In the year end December 31, 2020, the Company has recorded the non-lease component of $6.7 million (2019: $6.6 million) within Ship operating expenses and has recognized the lease component of $9.6 million (2019: $8.5 million) within Charter hire expense within the Consolidated Statement of Operations.

The Company is also committed to make rental payments under operating leases for office premises. Certain of these leases include variable lease elements linked to inflation indexes. Such variable payments have been estimated on the date of adoption of ASC 842 based on the index at that time and are included in the minimum lease payments. In the year end December 31, 2020, rental expense for office premises of $2.5 million (2019: $2.7 million) is recorded in Administrative expenses in the Consolidated Statement of Operations.

Rental expense
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Thereafter	—
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

Total expense for operating leases was $12.1 million, $11.2 million and $23.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. Cash paid for amounts included in operating lease liabilities was $12.1 million (2019: $10.8 million) in the year ended December 31, 2020. The weighted-average discount rate based on the Company's incremental borrowing rate, or IBR, in relation to the operating leases was 3.5% (2019: 3.9%) for the year ended December 31, 2020 and the weighted-average remaining lease term was three years (2019: four years) as of December 31, 2020.

Rental income
One LR2 tanker and two VLCCs were on fixed rate time charters at December 31, 2020 (2019: one LR2 tanker and one Suezmax tanker). Two Suezmax tankers were on fixed rate time charters with profit share clauses at December 31, 2019 and were terminated in the year ended December 31, 2020. In addition, the Company agreed to charter-out five Suezmax tankers to Trafigura under the SPA, for a period of three years commencing in August 2019, at a daily base rate of $28,400 plus 50% profit share. For accounting purposes the leases did not commence until closing of the transaction which took place on March 16, 2020. See Note 5 for further details. The minimum future revenues to be received under our fixed rate contracts as of December 31, 2020 are as follows:

(in thousands of $)
2021	63,613
2022	28,968
2023	—
2024	—
2025	—
Thereafter	—
Total minimum lease payments	92,581

The minimum future revenues to be received under our fixed rate contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

Profit share to be earned under our chartering arrangements has been excluded from the minimum future revenues above. Our revenues from these leases have been included within time charter revenues in the Consolidated Statement of Operations, which solely relates to leasing revenues.
There are no options to extend our operating leases where we are the lessor.

The cost and accumulated depreciation of vessels leased to third parties under time charters as of December 31, 2020 were $509.5 million and $49.4 million, respectively, and as of December 31, 2019 were $239.4 million and $47.8 million, respectively.

Contingent rental income
The Company recognized profit share income of $2.8 million in the year ended December 31, 2020 in relation to the two Suezmax tankers on fixed rate time charters with profit sharing clauses, which were both terminated in the year. In addition, the Company recognized profit share income of $6.9 million in relation to the five time charters to Trafigura from closing of the transaction until December 31, 2020.